Loans, Impaired Loans, and Allowance for Credit Losses - Summary of Macroeconomic Variables Impacted in Determining ECLs (Detail)	9 Months Ended
Jul. 31, 2020
Base Forecasts [member] | Q3 2020 [member]
Disclosure of detailed information about financial instruments [line items]
Exchange rate (U.S. dollar/ Canadian dollar)	0.73
Base Forecasts [member] | Q4 2020 [member]
Disclosure of detailed information about financial instruments [line items]
Exchange rate (U.S. dollar/ Canadian dollar)	0.74
Base Forecasts [member] | Q1 2021 [member]
Disclosure of detailed information about financial instruments [line items]
Exchange rate (U.S. dollar/ Canadian dollar)	0.74
Base Forecasts [member] | Q2 2021 [member]
Disclosure of detailed information about financial instruments [line items]
Exchange rate (U.S. dollar/ Canadian dollar)	0.75
Base Forecasts [member] | Average Q3 2020 - Q3 2021 [member]
Disclosure of detailed information about financial instruments [line items]
Exchange rate (U.S. dollar/ Canadian dollar)	0.74
Base Forecasts [member] | Remaining 4 year period [member]
Disclosure of detailed information about financial instruments [line items]
Exchange rate (U.S. dollar/ Canadian dollar)	0.77
Base Forecasts [member] | Canada [member] | Q3 2020 [member]
Disclosure of detailed information about financial instruments [line items]
Unemployment rate	11.00%
Real GDP	27.50%
Home prices	20.30%
Central bank policy interest rate	0.25%
Base Forecasts [member] | Canada [member] | Q4 2020 [member]
Disclosure of detailed information about financial instruments [line items]
Unemployment rate	10.00%
Real GDP	10.90%
Home prices	2.70%
Central bank policy interest rate	0.25%
Base Forecasts [member] | Canada [member] | Q1 2021 [member]
Disclosure of detailed information about financial instruments [line items]
Unemployment rate	8.40%
Real GDP	7.50%
Home prices	(1.90%)
Central bank policy interest rate	0.25%
Base Forecasts [member] | Canada [member] | Q2 2021 [member]
Disclosure of detailed information about financial instruments [line items]
Unemployment rate	7.70%
Real GDP	4.10%
Home prices	(3.70%)
Central bank policy interest rate	0.25%
Base Forecasts [member] | Canada [member] | Average Q3 2020 - Q3 2021 [member]
Disclosure of detailed information about financial instruments [line items]
Unemployment rate	9.30%
Home prices	(0.60%)
Central bank policy interest rate	0.25%
Base Forecasts [member] | Canada [member] | Remaining 4 year period [member]
Disclosure of detailed information about financial instruments [line items]
Unemployment rate	6.20%
Real GDP	2.20%
Home prices	1.30%
Central bank policy interest rate	0.72%
Base Forecasts [member] | United States [member] | Q3 2020 [member]
Disclosure of detailed information about financial instruments [line items]
Unemployment rate	9.20%
Real GDP	28.00%
Home prices	1.60%
Central bank policy interest rate	0.25%
U.S. 10-year treasury yield	0.68%
U.S. 10-year BBB spread	2.45%
Base Forecasts [member] | United States [member] | Q4 2020 [member]
Disclosure of detailed information about financial instruments [line items]
Unemployment rate	7.90%
Real GDP	6.00%
Home prices	(0.80%)
Central bank policy interest rate	0.25%
U.S. 10-year treasury yield	0.75%
U.S. 10-year BBB spread	2.30%
Base Forecasts [member] | United States [member] | Q1 2021 [member]
Disclosure of detailed information about financial instruments [line items]
Unemployment rate	7.50%
Real GDP	5.10%
Home prices	(2.00%)
Central bank policy interest rate	0.25%
U.S. 10-year treasury yield	0.88%
U.S. 10-year BBB spread	2.15%
Base Forecasts [member] | United States [member] | Q2 2021 [member]
Disclosure of detailed information about financial instruments [line items]
Unemployment rate	7.30%
Real GDP	4.70%
Home prices	(0.80%)
Central bank policy interest rate	0.25%
U.S. 10-year treasury yield	1.03%
U.S. 10-year BBB spread	2.00%
Base Forecasts [member] | United States [member] | Average Q3 2020 - Q3 2021 [member]
Disclosure of detailed information about financial instruments [line items]
Unemployment rate	8.00%
Real GDP	0.20%
Home prices	2.20%
Central bank policy interest rate	0.25%
U.S. 10-year treasury yield	0.84%
U.S. 10-year BBB spread	2.23%
Base Forecasts [member] | United States [member] | Remaining 4 year period [member]
Disclosure of detailed information about financial instruments [line items]
Unemployment rate	5.00%
Real GDP	2.40%
Home prices	2.80%
Central bank policy interest rate	0.72%
U.S. 10-year treasury yield	1.87%
U.S. 10-year BBB spread	1.80%
Downside scenario [member] | Average Q3 2020 - Q3 2021 [member]
Disclosure of detailed information about financial instruments [line items]
Exchange rate (U.S. dollar/ Canadian dollar)	0.73
Downside scenario [member] | Remaining 4 year period [member]
Disclosure of detailed information about financial instruments [line items]
Exchange rate (U.S. dollar/ Canadian dollar)	0.76
Downside scenario [member] | Canada [member] | Average Q3 2020 - Q3 2021 [member]
Disclosure of detailed information about financial instruments [line items]
Unemployment rate	10.80%
Real GDP	(2.80%)
Home prices	(7.10%)
Central bank policy interest rate	0.25%
Downside scenario [member] | Canada [member] | Remaining 4 year period [member]
Disclosure of detailed information about financial instruments [line items]
Unemployment rate	6.40%
Real GDP	2.80%
Home prices	3.10%
Central bank policy interest rate	0.56%
Downside scenario [member] | United States [member] | Average Q3 2020 - Q3 2021 [member]
Disclosure of detailed information about financial instruments [line items]
Unemployment rate	9.40%
Real GDP	(2.60%)
Home prices	(1.60%)
Central bank policy interest rate	0.25%
U.S. 10-year treasury yield	0.69%
U.S. 10-year BBB spread	2.46%
Downside scenario [member] | United States [member] | Remaining 4 year period [member]
Disclosure of detailed information about financial instruments [line items]
Unemployment rate	5.30%
Real GDP	3.00%
Home prices	3.50%
Central bank policy interest rate	0.56%
U.S. 10-year treasury yield	1.80%
U.S. 10-year BBB spread	1.83%
Upside scenario [member] | Average Q3 2020 - Q3 2021 [member]
Disclosure of detailed information about financial instruments [line items]
Exchange rate (U.S. dollar/ Canadian dollar)	0.75
Upside scenario [member] | Remaining 4 year period [member]
Disclosure of detailed information about financial instruments [line items]
Exchange rate (U.S. dollar/ Canadian dollar)	0.81
Upside scenario [member] | Canada [member] | Average Q3 2020 - Q3 2021 [member]
Disclosure of detailed information about financial instruments [line items]
Unemployment rate	8.30%
Real GDP	1.80%
Home prices	1.50%
Central bank policy interest rate	0.44%
Upside scenario [member] | Canada [member] | Remaining 4 year period [member]
Disclosure of detailed information about financial instruments [line items]
Unemployment rate	5.90%
Real GDP	2.70%
Home prices	3.90%
Central bank policy interest rate	1.06%
Upside scenario [member] | United States [member] | Average Q3 2020 - Q3 2021 [member]
Disclosure of detailed information about financial instruments [line items]
Unemployment rate	7.30%
Real GDP	1.40%
Home prices	2.50%
Central bank policy interest rate	0.25%
U.S. 10-year treasury yield	1.22%
U.S. 10-year BBB spread	2.04%
Upside scenario [member] | United States [member] | Remaining 4 year period [member]
Disclosure of detailed information about financial instruments [line items]
Unemployment rate	4.30%
Real GDP	3.00%
Home prices	3.50%
Central bank policy interest rate	1.05%
U.S. 10-year treasury yield	2.50%
U.S. 10-year BBB spread	1.64%